CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (NARRATIVE) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 1,681	$ 1,614
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 1,488	$ 1,573